Calamos International Growth Fund | Calamos Funds (Class I and R)
Calamos® Family of Funds Supplement dated March 21, 2011 to Calamos® Family of Funds Class I and Class R Prospectus dated March 1, 2011.
The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 18 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos International Growth Fund:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos International Growth Fund (Class I and R) Calamos International Growth Fund Calamos Funds (Class I and R)	Class I, Calamos International Growth Fund	Class R, Calamos International Growth Fund
Shareholder Fees Column [Text]	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos International Growth Fund (Class I and R) Calamos International Growth Fund Calamos Funds (Class I and R)	Class I, Calamos International Growth Fund	Class R, Calamos International Growth Fund
Operating Expenses Column [Text]	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%
Distribution and/or Service Fees (12b-1)	none	0.50%
Other Expenses	0.25%	0.25%
Total Annual Operating Expenses	1.42%	1.92%

Calamos Global Equity Fund | Calamos Funds (Class I and R)
Calamos® Family of Funds Supplement dated March 21, 2011 to Calamos® Family of Funds Class I and Class R Prospectus dated March 1, 2011.
The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 26 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos Global Equity Fund:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Global Equity Fund (Class I and R) Calamos Global Equity Fund Calamos Funds (Class I and R)	Class I, Calamos Global Equity Fund	Class R, Calamos Global Equity Fund
Shareholder Fees Column [Text]	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Global Equity Fund (Class I and R) Calamos Global Equity Fund Calamos Funds (Class I and R)	Class I, Calamos Global Equity Fund	Class R, Calamos Global Equity Fund
Operating Expenses Column [Text]	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%
Distribution and/or Service Fees (12b-1)	none	0.50%
Other Expenses	0.46%	0.47%
Total Annual Fund Operating Expenses	1.63%	2.14%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2011
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Central Index Key	dei_EntityCentralIndexKey	0000826732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 22, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Calamos International Growth Fund | Calamos Funds (Class I and R)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	Calamos® Family of Funds Supplement dated March 21, 2011 to Calamos® Family of Funds Class I and Class R Prospectus dated March 1, 2011.
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Supplement Fees And Expenses [Text Block]	cit826732_SupplementFeesAndExpensesTextBlock	The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 18 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos International Growth Fund:
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Calamos International Growth Fund | Calamos Funds (Class I and R) | Class I, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees (subject to performance adjustment)	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.42%
Calamos International Growth Fund | Calamos Funds (Class I and R) | Class R, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees (subject to performance adjustment)	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.92%
Calamos Global Equity Fund | Calamos Funds (Class I and R)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	Calamos® Family of Funds Supplement dated March 21, 2011 to Calamos® Family of Funds Class I and Class R Prospectus dated March 1, 2011.
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Supplement Fees And Expenses [Text Block]	cit826732_SupplementFeesAndExpensesTextBlock	The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 26 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos Global Equity Fund:
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Calamos Global Equity Fund | Calamos Funds (Class I and R) | Class I, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees (subject to performance adjustment)	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.63%
Calamos Global Equity Fund | Calamos Funds (Class I and R) | Class R, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees (subject to performance adjustment)	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.14%